Fair Value of Assets and Liabilities (Quantitative Info for Level 3 Inputs) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Corporate securities		$ 4,614	$ 4,660
Market risk benefit assets	[1]	558,624	940,706
Market risk benefits liabilities	[1]	558,624	940,706
Fair Value, Measurements, Recurring
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefit assets		558,624	940,706
Market risk benefits liabilities		558,624	940,706
Policyholders' account balances		$ 108,144	153,127
Level 3 | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Policyholder Age		50 years
Level 3 | Minimum | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortality rate		0.00%
Level 3 | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Policyholder Age		90 years
Level 3 | Fair Value, Measurements, Recurring
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefit assets		$ 558,624	940,706
Market risk benefits liabilities		558,624	940,706
Policyholders' account balances		$ 108,144	$ 153,127
Level 3 | Internal | Minimum | Discounted cash flow | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		1.00%	1.00%
Spread over SOFR/LIBOR		0.50%	0.03%
Utilization rate		38.00%	39.00%
Withdrawal rate (greater than maximum)		77.00%	76.00%
Mortality rate		0.00%	0.00%
Equity volatility curve		18.00%	16.00%
Level 3 | Internal | Minimum | Discounted cash flow | Policyholders' account balances
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		1.00%	1.00%
Spread over SOFR/LIBOR		0.53%	0.03%
Mortality rate		0.00%	0.00%
Equity volatility curve		18.00%	12.00%
Level 3 | Internal | Minimum | Discounted cash flow | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate		10.18%	2.41%
Level 3 | Internal | Minimum | Discounted cash flow | Commercial mortgage-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation premium		60.00%
Level 3 | Internal | Minimum | Discounted cash flow | Market risk benefit assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		1.00%	1.00%
Spread over SOFR/LIBOR		0.50%	0.03%
Utilization rate		38.00%	39.00%
Withdrawal rate (greater than maximum)		77.00%	76.00%
Mortality rate		0.00%	0.00%
Equity volatility curve		18.00%	16.00%
Level 3 | Internal | Minimum | Liquidation value | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value			62.58%
Level 3 | Internal | Maximum | Discounted cash flow | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		20.00%	20.00%
Spread over SOFR/LIBOR		2.20%	1.13%
Utilization rate		95.00%	96.00%
Withdrawal rate (greater than maximum)		100.00%	100.00%
Mortality rate		15.00%	15.00%
Equity volatility curve		26.00%	25.00%
Level 3 | Internal | Maximum | Discounted cash flow | Policyholders' account balances
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		6.00%	6.00%
Spread over SOFR/LIBOR		2.26%	1.13%
Mortality rate		23.00%	23.00%
Equity volatility curve		28.00%	27.00%
Level 3 | Internal | Maximum | Discounted cash flow | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate		10.18%	3.99%
Level 3 | Internal | Maximum | Discounted cash flow | Commercial mortgage-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation premium		75.00%
Level 3 | Internal | Maximum | Discounted cash flow | Market risk benefit assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		20.00%	20.00%
Spread over SOFR/LIBOR		2.20%	1.13%
Utilization rate		95.00%	96.00%
Withdrawal rate (greater than maximum)		100.00%	100.00%
Mortality rate		15.00%	15.00%
Equity volatility curve		26.00%	25.00%
Level 3 | Internal | Maximum | Liquidation value | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value			62.58%
Level 3 | Internal | Weighted Average | Discounted cash flow | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate		10.18%	2.62%
Level 3 | Internal | Weighted Average | Discounted cash flow | Commercial mortgage-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation premium		69.05%
Level 3 | Internal | Weighted Average | Liquidation value | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value			62.58%
Level 3 | Internal | Fair Value, Measurements, Recurring | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefits liabilities		$ 558,624	$ 940,706
Level 3 | Internal | Fair Value, Measurements, Recurring | Policyholders' account balances
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Policyholders' account balances		108,144	153,127
Level 3 | Internal | Fair Value, Measurements, Recurring | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Corporate securities		3,803	24,319
Level 3 | Internal | Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Commercial mortgage-backed securities		20,701
Level 3 | Internal | Fair Value, Measurements, Recurring | Market risk benefit assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefit assets		$ 558,624	$ 940,706

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.